Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 2,438	$ 2,170	$ 3,296
Deferred	66	93	(167)
Change in corporate tax rate			101
Total income tax provision	$ 2,504	$ 2,263	$ 3,230